Segments information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from External Customer [Line Items]
Total revenues	$ 18,225,819	$ 29,765,205	$ 34,209,919
Total cost of revenues	10,666,862	18,518,728	22,825,033
Total gross profit	7,558,957	11,246,477	11,384,886
Selling expense	162,602	108,637	106,147
Depreciation expense	149,050	148,280	165,683
Salary expense	923,569	255,049	991,037
Rent	200,625	124,753	214,701
Professional fee	703,406	1,296,218	679,438
Other general and administrative expense	183,784	340,157	623,660
Research and development expense	47,602	61,786	80,948
Share-based compensation	2,145,000	454,250
Provision for (Recovery from) credit losses, net	14,694,723	6,459,240	(88,221)
Other (income) expense, net	(19,296)	129,782	183,559
(Loss) Income before income taxes	(11,632,108)	1,868,325	8,427,934
Income taxes (benefit) expenses	(1,266,021)	462,043	1,403,880
Net (loss) income	(10,366,087)	1,406,282	7,024,054
Sewage Treatment Systems [Member]
Revenue from External Customer [Line Items]
Total revenues	17,279,031	28,417,150	32,267,593
Total cost of revenues	10,074,628	17,779,226	21,630,216
Sewage Treatment Services And Others [Member]
Revenue from External Customer [Line Items]
Total revenues	946,788	1,348,055	1,942,326
Total cost of revenues	$ 592,234	$ 739,502	$ 1,194,817